                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT



CREDIT SUISSE FUNDS
Semiannual Report

CLASS A, B AND C SHARES

April 30, 2002
(Unaudited)


        - CREDIT SUISSE
          INTERNATIONAL FUND








More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INTERNATIONAL FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002


                                                                    May 28, 2002

Dear Shareholder:

    For the six months ended April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1), and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse International Fund(2) (the "Fund") had a gain of 1.01%, 0.69%, and 4.81% vs. a gain of 5.53% for the MSCI EAFE Index.(3)

    We attribute the Fund's underperformance to a combination of unfavorable stock selection and country weightings. Stock selection was least effective in the U.K. Two of our largest U.K. holdings were leading wireless telecommunications and pharmaceutical companies that significantly underperformed both the broad U.K. market and the EAFE benchmark as a whole. Other markets in which stock selection notably hurt were France, where we owned shares in the country's most prominent telecom and media names, both of which struggled to reduce their heavy debt levels; and Sweden, in which our biggest position -- albeit a small one in the context of the overall portfolio -- was a top telecom equipment producer whose near-term prospects worsened during the period.

    In terms of country weightings, our allocations to the U.K., Germany and Hong Kong proved counterproductive. We moved to an underweight stance in the U.K. (I.E., versus EAFE) from a benchmark-neutral one, but the U.K. subsequently underperformed. As for Germany and Hong Kong, we overweighted both versus EAFE, which had the unintended effect of magnifying the negative impact of stock selection in each.

    The most positive contributions to performance came from our positioning in Japan and South Korea. In Japan, we enjoyed the twin benefits of underweighting a market that underperformed the benchmark and generating superior stock selection. We allocated assets to South Korea in line with our enthusiasm about emerging markets, which are not included in EAFE, and our individual holdings there significantly outperformed.

    Looking ahead, we are optimistic about the prospects for global equity markets. The linchpin of our view is our confidence that the evolving rebound in the U.S. economy will probably be the rising tide that will lift the boat of stocks both in the U.S. and overseas. Debate on the U.S. macroeconomic outlook no longer centers on "Will there be a recovery?"; instead, the key question has become, "How sustainable and deep will the recovery be?" We believe that the implications for corporate earnings--and, therefore, stock prices--are decidedly favorable.

    The following is a summary of our views on the major geographies in which the Fund invests:

    CONTINENTAL EUROPE. On the plus side, a variety of fresh data indicate that Continental macroeconomic conditions are improving, and equity valuations are lower than those in the U.S. At the same time, however, we see less upside for earnings growth because European companies have not slashed their costs enough to set the stage for better profitability down the road. Hence our benchmark-neutral stance on the Continent.

    THE U.K. We have reduced U.K. exposure to an underweight from benchmark-neutral, based on two main concerns. First, it seems increasingly probable that the Bank of England will be among the first major central banks to raise interest rates after the global easing cycle of 2001. Second, the U.K. market is historically defensive in nature, meaning that it is likely to underperform as the global macroeconomic climate gets better.

    JAPAN. We see near-term opportunity in Japan and have cut the degree of our underweight there accordingly. Our tactical shift rests on growing evidence that export-based manufacturers, which account for a healthy percentage of publicly traded Japanese companies, are reaping the gains of the U.S.'s macroeconomic recovery; as well as the government's recent steps to bolster share prices by making it harder to sell stocks short.

    EMERGING MARKETS. In our opinion, the stars are aligned in favor of investment in emerging equity markets. We see their rally of recent months as having further to go, fuelled by the potent combination of global macroeconomic growth, valuations that remain relatively cheap and investors' rising tolerance for risk.


Steven D. Bleiberg,                   Richard W. Watt,
Co-Portfolio Manager                  Co-Portfolio Manager

Emily Alejos,                         Staci Lombard,
Co-Portfolio Manager                  Co-Portfolio Manager

    INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

       SUMMARY OF ANNUALIZED TOTAL RETURNS - WITHOUT SALES CHARGE OR CDSC (4/30/02)
       ----------------------------------------------------------------------------
                                                          SINCE           INCEPTION
        CLASS           ONE YEAR        FIVE YEAR       INCEPTION            DATE
     -----------      ------------    -------------   -------------     -------------
       Class A           -17.15%          0.60%            1.69%          9/08/1995
       Class B           -17.87%         -0.23%            0.89%          9/08/1995
       Class C           -14.47%           N/A           -16.28%          2/28/2000


         SUMMARY OF ANNUALIZED TOTAL RETURNS - WITH SALES CHARGE OR CDSC (4/30/02)
     --------------------------------------------------------------------------------
                                                          SINCE          INCEPTION
       CLASS            ONE YEAR        FIVE YEAR       INCEPTION           DATE
     -----------      ------------    -------------   -------------     -------------
       Class A           -21.93%          -0.58%           0.79%          9/08/1995
       Class B           -21.15%          -0.23%           0.89%          9/08/1995
       Class C           -15.33%            N/A          -16.28%          2/28/2000

Class A shares have a maximum front-end sales charge of 5.75%.
Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively.



-------------
(1) Total return for Class A shares for the reporting period, based on offering price (with sales charge) was (4.74%). Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was (3.31%). Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 3.81%.
(2) Name changed from Credit Suisse Warburg Pincus International Equity II Fund effective December 12, 2001.
(3) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                                            NUMBER OF
                                                                                              SHARES             VALUE
                                                                                            ---------            -----
COMMON STOCKS (100.9%)
AUSTRALIA (4.0%)
BANKS (1.7%)
      Australia & New Zealand Banking Group, Ltd.                                             34,448          $  351,062
                                                                                                              ----------
MEDIA (0.9%)
      News Corporation, Ltd.                                                                  30,003             195,895
                                                                                                              ----------
METALS & MINING (1.4%)
      Rio Tinto, Ltd.                                                                         15,643             303,215
                                                                                                              ----------
TOTAL AUSTRALIA                                                                                                  850,172
                                                                                                              ----------
BRAZIL (1.7%)
BANKS (0.4%)
      Banco Bradesco SA                                                                        2,600              76,986
                                                                                                              ----------
BEVERAGES (0.4%)
      Companhia de Bebidas das Americas ADR                                                    4,200              88,074
                                                                                                              ----------
METALS & MINING (0.4%)
      Companhia Vale do Rio Doce ADR                                                           3,200              85,920
                                                                                                              ----------
OIL & GAS (0.5%)
      Petroleo Brasileiro SA ADR                                                               4,500             105,300
                                                                                                              ----------
TOTAL BRAZIL                                                                                                     356,280
                                                                                                              ----------
CHINA (0.4%)
ELECTRIC UTILITIES (0.4%)
      Beijing Datang Power Generation Company, Ltd.                                          208,000              80,676
                                                                                                              ----------
TOTAL CHINA                                                                                                       80,676
                                                                                                              ----------
FINLAND (1.1%)
COMMUNICATIONS EQUIPMENT (1.1%)
      Nokia Oyj Class A                                                                       15,036             243,331
                                                                                                              ----------
TOTAL FINLAND                                                                                                    243,331
                                                                                                              ----------
FRANCE (13.0%)
AUTOMOBILES (1.4%)
      PSA Peugeot Citroen                                                                      5,851             291,024
                                                                                                              ----------
BANKS (3.0%)
      BNP Paribas SA                                                                           7,702             402,523
      Credit Agricole SA(1)                                                                   10,759             227,436
                                                                                                              ----------
                                                                                                                 629,959
                                                                                                              ----------
BUILDING PRODUCTS (1.7%)
      Compagnie de Saint Gobain                                                                2,135             365,520
                                                                                                              ----------
CONSTRUCTION MATERIALS (0.6%)
      Lafarge SA                                                                               1,347             127,807
                                                                                                              ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
      France Telecom SA                                                                        3,532              85,802
                                                                                                              ----------


                 See Accompanying Notes to Financial Statements.

                                                                                            NUMBER OF
                                                                                              SHARES             VALUE
                                                                                            ---------            -----
COMMON STOCKS (CONTINUED)
FRANCE (CONTINUED)
ELECTRICAL EQUIPMENT (0.9%)
      Schneider Electric SA                                                                    3,935          $  189,873
                                                                                                              ----------
MEDIA (1.2%)
      Vivendi Universal SA                                                                     7,963             253,931
                                                                                                              ----------
MULTI-UTILITIES (1.2%)
      Suez SA                                                                                  8,863             263,944
                                                                                                              ----------
OIL & GAS (2.6%)
      TotalFinaElf SA                                                                          3,573             541,525
                                                                                                              ----------
TOTAL FRANCE                                                                                                   2,749,385
                                                                                                              ----------
GERMANY (8.5%)
BANKS (0.6%)
      Deutsche Bank AG                                                                         1,784             118,313
                                                                                                              ----------
CHEMICALS (1.0%)
      Bayer AG                                                                                 6,570             215,312
                                                                                                              ----------
ELECTRICAL UTILITY (1.2%)
      E.On AG                                                                                  4,900             255,246
                                                                                                              ----------
HOTELS RESTAURANTS & LEISURE (1.2%)
      Preussag AG                                                                              9,018             247,026
                                                                                                              ----------
INDUSTRIAL CONGLOMERATES (1.1%)
      Siemens AG                                                                               3,822             232,497
                                                                                                              ----------
INSURANCE (2.7%)
      Allianz AG                                                                               1,363             321,102
      Muenchener Rueckversicherungs-Gesellschaft AG                                              970             240,369
                                                                                                              ----------
                                                                                                                 561,471
                                                                                                              ----------
SOFTWARE (0.7%)
      Systeme, Anwendungen, Produkte in der Datenverarbeitung AG                               1,157             150,762
                                                                                                              ----------
TOTAL GERMANY                                                                                                  1,780,627
                                                                                                              ----------
HONG KONG (3.5%)
BANKS (1.1%)
     Hang Seng Bank, Ltd.                                                                     19,727             225,747
                                                                                                              ----------
DIVERSIFIED FINANCIALS (0.9%)
     Swire Pacific, Ltd. Class A                                                              30,500             182,629
                                                                                                              ----------
INDUSTRIAL CONGLOMERATES (0.5%)
     Hutchison Whampoa, Ltd.                                                                  12,000             105,396
                                                                                                              ----------
OIL & GAS (0.5%)
     CNOOC, Ltd.                                                                              77,500             102,351
                                                                                                              ----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.5%)
     China Mobile, Ltd.(1)                                                                    34,000             111,384
                                                                                                              ----------
TOTAL HONG KONG                                                                                                  727,507
                                                                                                              ----------


                 See Accompanying Notes to Financial Statements.

                                                                                            NUMBER OF
                                                                                              SHARES             VALUE
                                                                                            ---------            -----
COMMON STOCKS (CONTINUED)
ITALY (4.8%)
INSURANCE (1.3%)
      Assicurazioni Generali SpA                                                              11,317          $  273,495
                                                                                                              ----------
OIL & GAS (2.5%)
      ENI SpA                                                                                 33,760             518,664
                                                                                                              ----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.0%)
      Telecom Italia Mobile SpA                                                               49,570             216,631
                                                                                                              ----------
TOTAL ITALY                                                                                                    1,008,790
                                                                                                              ----------
JAPAN (16.1%)
AUTOMOBILES (1.6%)
      Nissan Motor Company, Ltd.                                                              23,000             176,978
      Toyota Motor Corp.                                                                       6,300             171,729
                                                                                                              ----------
                                                                                                                 348,707
                                                                                                              ----------
BEVERAGES (0.8%)
      Asahi Breweries, Ltd.                                                                   18,000             165,841
                                                                                                              ----------
DIVERSIFIED FINANCIALS (0.7%)
      Nomura Holdings, Inc.                                                                   11,000             153,349
                                                                                                              ----------
HOUSEHOLD DURABLES (1.2%)
      Sony Corp.                                                                               4,600             247,196
                                                                                                              ----------
LEISURE EQUIPMENT & PRODUCTS (2.2%)
      Nintendo Company, Ltd.                                                                   1,900             266,355
      Sega Corp.(1)                                                                            8,600             192,897
                                                                                                              ----------
                                                                                                                 459,252
                                                                                                              ----------
MACHINERY (2.1%)
      Fanuc, Ltd.                                                                              2,800             155,265
      NSK Ltd.                                                                                34,000             147,757
      SMC Corp.                                                                                1,200             143,738
                                                                                                              ----------
                                                                                                                 446,760
                                                                                                              ----------
MARINE (0.7%)
      Nippon Yusen Kabushiki Kaisha                                                           43,000             143,333
                                                                                                              ----------
MULTILINE RETAIL (1.4%)
      Ito-Yokado Company, Ltd.                                                                 6,000             295,794
                                                                                                              ----------
OFFICE ELECTRONICS (1.3%)
      Canon, Inc.                                                                              7,000             268,224
                                                                                                              ----------
PHARMACEUTICALS (0.8%)
      Takeda Chemical Industries, Ltd.                                                         4,000             175,078
                                                                                                              ----------
REAL ESTATE (0.7%)
      Mitsui Fudosan Company, Ltd.                                                            18,000             141,308
                                                                                                              ----------


                See Accompanying Notes to Financial Statements.

                                                                                            NUMBER OF
                                                                                              SHARES             VALUE
                                                                                            ---------            -----
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
WIRELESS TELECOMMUNICATIONS SERVICES (2.6%)
     NTT DoCoMo, Inc.                                                                            119          $  301,207
     NTT DoCoMo, Inc. - New Shares(1)                                                             96             244,486
                                                                                                              ----------
                                                                                                                 545,693
                                                                                                              ----------
TOTAL JAPAN                                                                                                    3,390,535
                                                                                                              ----------
LUXEMBOURG (1.0%)
CONTAINERS & PACKAGING (1.0%)
     Arcelor SA(1)                                                                            14,616             201,502
                                                                                                              ----------
TOTAL LUXEMBOURG                                                                                                 201,502
                                                                                                              ----------
MEXICO (2.8%)
BANKS (0.4%)
     Grupo Financiero BBVA Bancomer SA de CV ADR(1)                                            4,200              83,415
                                                                                                              ----------
BEVERAGES (0.2%)
     Coca-Cola Femsa SA ADR                                                                    1,800              50,004
                                                                                                              ----------
CONSTRUCTION MATERIALS (0.5%)
     Cemex SA de CV ADR                                                                        3,500             110,950
                                                                                                              ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
     Telefonos de Mexico SA de CV ADR                                                          2,800             105,952
                                                                                                              ----------
MEDIA (0.3%)
     Grupo Televisa SA de CV ADR(1)                                                            1,600              72,320
                                                                                                              ----------
MULTILINE RETAIL (0.4%)
     Wal-Mart de Mexico SA de CV ADR(1)                                                        2,800              93,629
                                                                                                              ----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.5%)
     America Movil SA de CV ADR                                                                5,200              96,980
                                                                                                              ----------
TOTAL MEXICO                                                                                                     613,250
                                                                                                              ----------
NETHERLANDS (6.6%)
BANKS (1.6%)
     ABN AMRO Holding NV                                                                      17,107             339,122
                                                                                                              ----------
DIVERSIFIED FINANCIALS (1.6%)
     ING Groep NV                                                                             12,550             331,337
                                                                                                              ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
     Koninklijke (Royal) KPN NV                                                               23,223             105,256
                                                                                                              ----------
FOOD & DRUG RETAILING (1.3%)
     Koninklijke Ahold NV                                                                     11,321             283,079
                                                                                                              ----------
HOUSEHOLD DURABLES (1.6%)
     Koninklijke (Royal) Philips Electronics NV                                               11,174             345,050
                                                                                                              ----------
TOTAL NETHERLANDS                                                                                              1,403,844
                                                                                                              ----------
SINGAPORE (1.4%)
BANKS (1.0%)
     DBS Group Holdings, Ltd.                                                                 27,000             208,644
                                                                                                              ----------


                See Accompanying Notes to Financial Statements.

                                                                                            NUMBER OF
                                                                                              SHARES             VALUE
                                                                                            ---------            -----
COMMON STOCKS (CONTINUED)
SINGAPORE (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
      Venture Manufacturing, Ltd.                                                             10,000          $   93,834
                                                                                                              ----------
TOTAL SINGAPORE                                                                                                  302,478
                                                                                                              ----------
SOUTH KOREA (3.0%)
BANKS (1.0%)
      Kookmin Bank ADR(1)                                                                      4,352             202,368
                                                                                                              ----------
ELECTRICAL EQUIPMENT (1.2%)
      Samsung Electronics Company, Ltd. GDR                                                    1,771             261,134
                                                                                                              ----------
METALS & MINING (0.4%)
      Posco                                                                                    3,200              78,240
                                                                                                              ----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.4%)
      SK Telecom Company, Ltd. ADR                                                             3,900              83,421
                                                                                                              ----------
TOTAL SOUTH KOREA                                                                                                625,163
                                                                                                              ----------
SPAIN (3.0%)
BANKS (1.5%)
      Banco Santander Central Hispano SA                                                      34,795             322,307
                                                                                                              ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.5%)
      Telefonica SA(1)                                                                        29,966             320,778
                                                                                                              ----------
TOTAL SPAIN                                                                                                      643,085
                                                                                                              ----------
SWEDEN (0.6%)
COMMUNICATIONS EQUIPMENT (0.6%)
      Telefonaktiebolaget LM Ericsson AB                                                      49,666             124,706
                                                                                                              ----------
TOTAL SWEDEN                                                                                                     124,706
                                                                                                              ----------
SWITZERLAND (11.6%)
BANKS (1.5%)
      UBS AG                                                                                   6,674             321,731
                                                                                                              ----------
CHEMICALS (0.8%)
      Ciba Specialty Chemicals-AG                                                              2,107             162,566
                                                                                                              ----------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
      Adecco SA                                                                                3,445             217,956
                                                                                                              ----------
FOOD PRODUCTS (2.8%)
      Nestle SA                                                                                2,467             583,208
                                                                                                              ----------
INSURANCE (1.2%)
      Converium Holding AG(1)                                                                  1,482              81,504
      Zurich Financial Services AG                                                               697             162,192
                                                                                                              ----------
                                                                                                                 243,696
                                                                                                              ----------


                See Accompanying Notes to Financial Statements.

                                                                                            NUMBER OF
                                                                                              SHARES             VALUE
                                                                                            ---------            -----
COMMON STOCKS (CONTINUED)
SWITZERLAND (CONTINUED)
PHARMACEUTICALS (4.3%)
     Novartis AG                                                                              12,432          $  521,418
     Roche Holding AG                                                                          4,997             378,605
                                                                                                              ----------
                                                                                                                 900,023
                                                                                                              ----------
TOTAL SWITZERLAND                                                                                              2,429,180
                                                                                                              ----------
TAIWAN (2.4%)
COMPUTERS & PERIPHERALS (1.2%)
     Asustek Computer, Inc. GDR                                                               29,700             106,920
     Hon Hai Precision Industry Company, Ltd. GDR                                              8,100              71,928
     Siliconware Precision Industries Co. ADR(1)                                              15,581              74,166
                                                                                                              ----------
                                                                                                                 253,014
                                                                                                              ----------
SEMICONDUCTOR (1.2%)
     Taiwan Semiconductor Manufacturing Company, Ltd. ADR(1)                                   6,400             113,280
     United Microelectronics Corp. ADR(1)                                                     14,196             143,380
                                                                                                              ----------
                                                                                                                 256,660
                                                                                                              ----------
TOTAL TAIWAN                                                                                                     509,674
                                                                                                              ----------
UNITED KINGDOM (15.4%)
AIR FREIGHT & COURIERS (1.0%)
     Exel PLC                                                                                 16,858             216,191
                                                                                                              ----------
BANKS (3.0%)
     Abbey National PLC                                                                        8,974             142,679
     Barclays PLC                                                                             16,108             141,080
     HSBC Holdings PLC                                                                        10,961             129,385
     Lloyds TSB Group PLC                                                                      4,477              51,477
     Royal Bank of Scotland Group PLC                                                          5,593             160,405
                                                                                                              ----------
                                                                                                                 625,026
                                                                                                              ----------
BEVERAGES (1.5%)
     Diageo PLC                                                                               18,158             241,066
     Scottish & Newcastle PLC                                                                  7,904              72,336
                                                                                                              ----------
                                                                                                                 313,402
                                                                                                              ----------
CHEMICALS (0.9%)
     BOC Group PLC                                                                            12,625             191,344
                                                                                                              ----------
COMMERCIAL SERVICES & SUPPLIES (0.9%)
     Brambles Industries PLC                                                                  38,753             192,014
                                                                                                              ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.9%)
     BT Group PLC                                                                             51,396             193,241
                                                                                                              ----------
ELECTRIC UTILITIES (0.5%)
     Scottish Power PLC                                                                       17,136              98,641
                                                                                                              ----------
FOOD & DRUG RETAILING (0.5%)
     Cadbury Schweppes PLC                                                                    13,125              99,556
                                                                                                              ----------

                  See Accompanying Notes to Financial Statements.

                                                                                            NUMBER OF
                                                                                              SHARES            VALUE
                                                                                            ---------           -----
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
HOTELS RESTAURANTS & LEISURE (1.0%)
     Six Continents PLC                                                                       18,996         $   210,252
                                                                                                             -----------
INSURANCE (0.8%)
     CGNU PLC                                                                                 16,950             174,391
                                                                                                             -----------
OIL & GAS (2.1%)
     BG Group PLC                                                                             42,068             187,902
     BP PLC                                                                                   30,305             258,577
                                                                                                             -----------
                                                                                                                 446,479
                                                                                                             -----------
PHARMACEUTICALS (1.6%)
     GlaxoSmithKline PLC                                                                      13,580             328,516
                                                                                                             -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.7%)
     Vodafone Group PLC                                                                       98,017             158,196
                                                                                                             -----------
TOTAL UNITED KINGDOM                                                                                           3,247,249
                                                                                                             -----------

TOTAL COMMON STOCKS (Cost $19,594,872)                                                                        21,287,434
                                                                                                             -----------

PREFERRED STOCK (0.4%)
BRAZIL (0.4%)
ELECTRIC UTILITIES (0.4%)
     Centrais Eletricas Brasileiras SA ADR (Cost $94,759)                                     11,500              78,847
                                                                                                             -----------

TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $19,689,631(2))                                                     21,366,281

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                                                                   (282,101)
                                                                                                             -----------

NET ASSETS (100.0%)                                                                                          $21,084,180
                                                                                                             ===========


                            INVESTMENT ABBREVIATIONS
                         ADR = American Depository Receipt
                         GDR = Global Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.




                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
      Investments at value (Cost $19,689,631)                                                          $21,366,281
      Foreign currency (Cost $6,854)                                                                         7,035
      Dividend, interest and reclaim receivable                                                            140,186
      Receivable for investments sold                                                                      897,900
      Prepaid expenses and other assets                                                                     53,543
                                                                                                       -----------
         Total Assets                                                                                   22,464,945
                                                                                                       -----------
LIABILITIES
      Advisory fee payable                                                                                   6,015
      Administrative services fee payable                                                                    1,585
      Distribution fee payable                                                                               6,519
      Trustees fee payable                                                                                     444
      Loan payable                                                                                       1,226,000
      Payable for investments purchased                                                                    103,539
      Other accrued expenses payable                                                                        36,663
                                                                                                       -----------
         Total Liabilities                                                                               1,380,765
                                                                                                       -----------
NET ASSETS
      Capital stock, $0.001 par value                                                                        2,492
      Paid-in capital                                                                                   27,997,412
      Accumulated net investment loss                                                                      (86,935)
      Accumulated net realized loss on investments and foreign currency transactions                    (8,508,479)
      Net unrealized appreciation from investments and foreign currency translations                     1,679,690
                                                                                                       -----------
         Net Assets                                                                                    $21,084,180
                                                                                                       ===========
COMMON SHARES
      Net assets                                                                                       $   148,952
      Shares outstanding                                                                                    17,476
                                                                                                       -----------
      Net asset value, offering price and redemption price per share                                         $8.52
                                                                                                             =====
A SHARES
      Net assets                                                                                       $18,002,832
      Shares outstanding                                                                                 2,112,128
                                                                                                       -----------
      Net asset value and redemption price per share                                                         $8.52
                                                                                                             =====
      Maximum offering price per share (net asset value/(1-5.75%))                                           $9.04
                                                                                                             =====
B SHARES
      Net assets                                                                                       $ 2,718,460
      Shares outstanding                                                                                   337,348
                                                                                                       -----------
      Net asset value and offering price per share                                                           $8.06
                                                                                                             =====
C SHARES
      Net assets                                                                                        $  213,936
      Shares outstanding                                                                                    25,446
                                                                                                       -----------
      Net asset value and offering price per share                                                           $8.41
                                                                                                             =====


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
      Dividends                                                                                                 $   204,325
      Interest                                                                                                        4,681
      Foreign taxes withheld                                                                                        (21,870)
                                                                                                                -----------
         Total investment income                                                                                    187,136
                                                                                                                -----------
EXPENSES
      Investment advisory fees                                                                                      134,084
      Administrative services fees                                                                                   27,565
      Shareholder servicing/Distribution fees                                                                        42,106
      Registration fees                                                                                              31,987
      Transfer agent fees                                                                                            20,367
      Legal fees                                                                                                     19,610
      Printing fees                                                                                                  16,823
      Custodian fees                                                                                                 10,056
      Audit fees                                                                                                      6,534
      Trustees fees                                                                                                   1,953
      Interest expense                                                                                                1,075
      Insurance expense                                                                                                 257
      Miscellaneous expense                                                                                           3,200
                                                                                                                -----------
         Total expenses                                                                                             315,617
      Less: fees waived                                                                                             (41,546)
                                                                                                                -----------
         Net expenses                                                                                               274,071
                                                                                                                -----------
            Net investment loss                                                                                     (86,935)
                                                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
      Net realized loss from investments                                                                         (5,800,950)
      Net realized loss from foreign currency transactions                                                          (67,005)
      Net change in unrealized appreciation (depreciation) from investments                                       6,411,514
      Net change in unrealized appreciation (depreciation) from foreign currency translations                         2,776
                                                                                                                -----------
      Net realized and unrealized gain from investments and foreign currency related items                          546,335
                                                                                                                -----------
      Net increase in net assets resulting from operations                                                      $   459,400
                                                                                                                ===========


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE SIX MONTHS
                                                                                              ENDED             FOR THE YEAR
                                                                                         APRIL 30, 2002             ENDED
                                                                                           (UNAUDITED)        OCTOBER 31, 2001
                                                                                       ------------------     ----------------
FROM OPERATIONS
   Net investment loss                                                                    $    (86,935)         $   (167,107)
   Net loss on investments and foreign currency transactions                                (5,867,955)           (2,669,330)
   Net change in unrealized appreciation (depreciation) from investments
     and foreign currency translations                                                       6,414,290            (9,800,862)
                                                                                          ------------          ------------
     Net increase (decrease) in net assets resulting from operations                           459,400           (12,637,299)
                                                                                          ------------          ------------
FROM DISTRIBUTIONS
   Distributions from net realized gains
     Common Class shares                                                                          (115)               (9,584)
     Class A shares                                                                            (14,850)           (3,155,230)
     Class B shares                                                                             (2,025)             (337,331)
     Class C shares                                                                               (132)              (12,608)
     Class D shares                                                                             (2,018)             (300,508)
                                                                                          ------------          ------------
     Net decrease in net assets from distributions                                             (19,140)           (3,815,261)
                                                                                          ------------          ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                              4,612,597            36,891,065
   Reinvestment of distributions                                                                18,919             3,733,967
   Net asset value of shares redeemed                                                      (16,585,155)          (54,646,490)
                                                                                          ------------          ------------
     Net decrease in net assets from capital share transactions                            (11,953,639)          (14,021,458)
                                                                                          ------------          ------------
   Net decrease in net assets                                                              (11,513,379)          (30,474,018)
NET ASSETS
   Beginning of period                                                                      32,597,559            63,071,577
                                                                                          ------------          ------------
   End of period                                                                          $ 21,084,180          $ 32,597,559
                                                                                          ============          ============
ACCUMULATED NET INVESTMENT LOSS                                                           $    (86,935)         $         --
                                                                                          ============          ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2002      ------------------------------------------------------------
                                                  (UNAUDITED)         2001          2000         1999        1998         1997
                                                --------------      -------       -------      -------      -------      -------
PER SHARE DATA
   Net asset value, beginning of period             $  8.44         $ 12.05       $ 14.00      $ 12.20      $ 11.42      $ 10.38
                                                    -------         -------       -------      -------      -------      -------
INVESTMENT OPERATIONS
   Net investment loss                                (0.02)          (0.03)(1)     (0.06)(1)    (0.06)(1)    (0.06)(1)    (0.07)(1)
   Net gain (loss) on investments and
      foreign currency related items (both
      realized and unrealized)                         0.11           (2.81)        (0.11)        2.56         0.99         1.11
                                                    -------         -------       -------      -------      -------      -------
         Total from investment operations              0.09           (2.84)        (0.17)        2.50         0.93         1.04
                                                    -------         -------       -------      -------      -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                  --              --            --           --        (0.06)          --
   Distributions from net realized gains              (0.01)          (0.77)        (1.78)       (0.70)       (0.09)          --
                                                    -------         -------       -------      -------      -------      -------
         Total dividends and distributions            (0.01)          (0.77)        (1.78)       (0.70)       (0.15)          --
                                                    -------         -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                      $  8.52         $  8.44       $ 12.05      $ 14.00      $ 12.20      $ 11.42
                                                    =======         =======       =======      =======      =======      =======
         Total return(2)                               1.01%(3)      (24.87)%       (1.87)%      21.76%        8.20%       10.02%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $18,003         $26,316       $52,966      $48,181      $44,286      $44,316
      Ratio of expenses to average net assets          1.98%(4)        1.78%         2.03%        2.15%        2.15%        2.15%
      Ratio of net investment loss to average
         net assets                                   (0.57)%(4)      (0.31)%       (0.45)%      (0.44)%      (0.49)%      (0.59)%
      Decrease reflected in above operating
         expense ratios due to
         waivers/reimbursements                        0.32%(4)          --            --         0.04%        0.10%        0.18%
   Portfolio turnover rate                               69%             48%           45%          82%          70%          74%


--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2) Total return does not consider the effects of sales charges.
(3) Non-annualized.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2002      -------------------------------------------------------
                                                  (UNAUDITED)        2001         2000        1999        1998        1997
                                                --------------      ------       ------      ------      ------      ------
PER SHARE DATA
   Net asset value, beginning of period              $ 8.01         $11.57       $13.63      $11.98      $11.24      $10.29
                                                     ------         ------       ------      ------      ------      ------
INVESTMENT OPERATIONS
   Net investment loss                                (0.05)         (0.11)(1)    (0.16)(1)   (0.15)(1)   (0.15)(1)   (0.15)(1)
   Net gain (loss) on investments and
      foreign currency related items (both
      realized and unrealized)                         0.11          (2.68)       (0.12)       2.50        0.98        1.10
                                                     ------         ------       ------      ------      ------      ------
         Total from investment operations              0.06          (2.79)       (0.28)       2.35        0.83        0.95
                                                     ------         ------       ------      ------      ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains              (0.01)         (0.77)       (1.78)      (0.70)      (0.09)         --
                                                     ------         ------       ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 8.06         $ 8.01       $11.57      $13.63      $11.98      $11.24
                                                     ======         ======       ======      ======      ======      ======
      Total return(2)                                  0.69%(3)     (25.61)%      (2.84)%     20.86%       7.43%       9.23%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)          $2,718         $2,836       $5,089      $5,527      $6,133      $6,821
      Ratio of expenses to average net assets          2.73%(4)       2.53%        2.78%       2.90%       2.90%       2.90%
      Ratio of net investment loss to average
         net assets                                   (1.28)%(4)     (1.10)%      (1.22)%     (1.18)%     (1.24)%     (1.32)%
      Decrease reflected in above operating
         expense ratios due to waivers/
         reimbursements                                0.32%(4)         --           --        0.04%       0.10%       0.18%
   Portfolio turnover rate                               69%            48%          45%         82%         70%         74%

--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2) Total return does not consider the effects of contingent deferred sales charges.
(3) Non-annualized.
(4) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                         FOR THE SIX
                                                                         MONTHS ENDED          FOR THE YEAR ENDED OCTOBER 31,
                                                                        APRIL 30, 2002         ------------------------------
                                                                          (UNAUDITED)              2001             2000(1)
                                                                        --------------         ------------      ------------
PER SHARE DATA
   Net asset value, beginning of period                                     $8.03                 $11.59           $13.35
                                                                            -----                 ------           ------
INVESTMENT OPERATIONS
   Net investment loss                                                      (0.05)                 (0.11)(2)        (0.24)(2)
   Net gain (loss) on investments and foreign currency related
      items (both realized and unrealized)                                   0.44                  (2.68)           (1.52)
                                                                            -----                 ------           ------
         Total from investment operations                                    0.39                  (2.79)           (1.76)
                                                                            -----                 ------           ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                                    (0.01)                 (0.77)              --
                                                                            -----                 ------           ------
NET ASSET VALUE, END OF PERIOD                                              $8.41                 $ 8.03           $11.59
                                                                            =====                 ======           ======
         Total return(3)                                                     4.81%(4)             (25.47)%         (13.18)%(4)
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                 $ 214                 $  171           $  141
      Ratio of expenses to average net assets                                2.73%(5)               2.53%            2.59%(5)
      Ratio of net investment loss to average net assets                    (1.31)%(5)             (1.21)%          (1.81)%(5)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                                0.32%(5)                 --               --
   Portfolio turnover rate                                                     69%                    48%              45%

--------------------------------------------------------------------------------
(1) For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average shares outstanding method.
(3) Total return does not consider the effects of contingent deferred sales charges.
(4) Non-annualized.
(5) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse International Fund, formerly Credit Suisse Warburg Pincus International Equity II Fund (the "Fund") a Portfolio of the Credit Suisse Opportunity Funds, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term growth of capital.

    The Fund offers four classes of shares: Common, Class A, Class B, and
Class C shares. Effective December 12, 2001, Common Class shares of the Fund were closed to new investments, except for reinvestments of dividends. Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 21, 2002, the Class D shares closed. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares of the Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of up to .25% of the average daily net assets value of the Fund's common class shares. Class A shares are sold subject to a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares. Results for the Common Class shares are contained in a separate book.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2002 the Fund had no open forward foreign currency contracts.

    I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

    J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

    The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund`s average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $134,084 and $41,546, respectively.

    Effective May 1, 2002, Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, became sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For its administrative services, CSAMSI is entitled to receive from the Fund, a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $13,408.

    For its administrative services, PFPC is entitled to receive a fee exclusive of out-of-pocket expenses, based on the following fee structure:

         AVERAGE DAILY NET ASSETS                                               ANNUAL RATE
         ------------------------                                               -----------
         First $500 million                                         .08% of average daily net assets
         Next $1 billion                                            .07% of average daily net assets
         Over $1.5 billion                                          .06% of average daily net assets

    For the six months ended April 30, 2002, administrative services fees earned by PFPC (including out-of-pocket expenses) were $14,157.

    At its meeting held on February 12, 2002, the Board of Trustees adopted a resolution to approve a Co-Adminstrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. For the Common and Class A shares, the fee is calculated at an annual rate of .25% of average daily net assets, for the Common and Class A shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares, respectively. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                                     SHAREHOLDER SERVICING/
         FUND                                                           DISTRIBUTION FEE
         ----                                                        ----------------------
         Common Class                                                         $   192
         Class A                                                                1,103
         Class B                                                               13,993
         Class C                                                               26,818
                                                                              -------
                                                                              $42,106
                                                                              =======

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $255, which is included in the Fund's transfer agent expense.

    For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $860 from commissions earned on the sale of the Fund's shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $5,450 for its services to the Fund.


NOTE 3. LINE OF CREDIT

    Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows:

          AVERAGE DAILY               WEIGHTED AVERAGE                  MAXIMUM DAILY
          LOAN BALANCE                 INTEREST RATE %                LOAN OUTSTANDING
          -------------               ----------------                ----------------
             $51,879                        2.730%                        $1,930,000

    Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $42,545,278 and $54,156,609, respectively.

    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments (based on cost for federal income tax purposes) were $2,463,631, $786,800 and $1,676,831, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares of the Fund were as follows:

                                                                                 COMMON CLASS
                                                        ---------------------------------------------------------------
                                                                 FOR THE
                                                             SIX MONTHS ENDED                         FOR THE
                                                              APRIL 30, 2002                         YEAR ENDED
                                                                (UNAUDITED)                       OCTOBER 31, 2001
                                                        ---------------------------         ---------------------------
                                                          SHARES            VALUE             SHARES           VALUE
                                                        ----------       ----------         ----------      -----------
Shares sold                                                    806       $    7,000            158,124      $ 1,689,713
Shares issued in reinvestment
   of distributions                                             13              115                  1                6
Shares redeemed                                             (4,791)         (40,941)          (148,113)      (1,600,488)
                                                        ----------       ----------         ----------      -----------
Net increase (decrease)                                     (3,972)      $  (33,826)            10,012      $    89,231
                                                        ==========       ==========         ==========      ===========


                                                                                   CLASS A
                                                       -----------------------------------------------------------------
                                                                 FOR THE
                                                             SIX MONTHS ENDED                          FOR THE
                                                              APRIL 30, 2002                         YEAR ENDED
                                                               (UNAUDITED)                        OCTOBER 31, 2001
                                                       ----------------------------        -----------------------------
                                                          SHARES           VALUE              SHARES            VALUE
                                                       -----------     ------------        -----------      ------------
Shares sold                                                444,199     $  3,743,787          3,193,475      $ 33,731,464
Shares issued in reinvestment
   of distributions                                          1,684           14,724            282,477         3,093,124
Shares redeemed                                         (1,453,225)     (12,396,364)        (4,753,159)      (50,032,264)
                                                       -----------     ------------        -----------      ------------
Net decrease                                            (1,007,342)    $ (8,637,853)        (1,277,207)     $(13,207,676)
                                                       ===========     ============        ===========      ============

                                                                                   CLASS B
                                                       -----------------------------------------------------------------
                                                                FOR THE
                                                            SIX MONTHS ENDED                           FOR THE
                                                             APRIL 30, 2002                          YEAR ENDED
                                                               (UNAUDITED)                        OCTOBER 31, 2001
                                                       ----------------------------        -----------------------------
                                                         SHARES           VALUE               SHARES            VALUE
                                                       -----------     ------------        -----------      ------------
Shares sold                                                 28,357     $    228,631             43,363      $    394,883
Shares issued in reinvestment
   of distributions                                            233            1,930             31,241           327,721
Shares redeemed                                            (45,467)        (366,604)          (160,159)       (1,520,188)
                                                       -----------     ------------        -----------      ------------
Net decrease                                               (16,877)    $   (136,043)           (85,555)     $   (797,584)
                                                       ===========     ============        ===========      ============


                                                                                   CLASS C
                                                       -----------------------------------------------------------------
                                                                 FOR THE
                                                             SIX MONTHS ENDED                          FOR THE
                                                              APRIL 30, 2002                         YEAR ENDED
                                                               (UNAUDITED)                        OCTOBER 31, 2001
                                                       ----------------------------        -----------------------------
                                                         SHARES           VALUE               SHARES            VALUE
                                                       -----------     ------------        -----------      ------------
Shares sold                                                 30,368     $    246,351             24,303      $    237,603
Shares issued in reinvestment
   of distributions                                             16              132              1,200            12,608
Shares redeemed                                            (26,195)        (211,685)           (16,407)         (144,559)
                                                       -----------     ------------        -----------      ------------
Net increase                                                 4,189     $     34,798              9,096      $    105,652
                                                       ===========     ============        ===========      ============


                                                                                   CLASS D
                                                       -----------------------------------------------------------------
                                                                FOR THE
                                                            SIX MONTHS ENDED                          FOR THE
                                                             APRIL 30, 2002                         YEAR ENDED
                                                               (UNAUDITED)                       OCTOBER 31, 2001
                                                       ----------------------------        -----------------------------
                                                         SHARES           VALUE              SHARES             VALUE
                                                       -----------     ------------        -----------      ------------
Shares sold                                                 46,539     $    386,828             78,549      $    837,402
Shares issued in reinvestment
   of distributions                                            229            2,018             27,319           300,508
Shares redeemed                                           (411,242)      (3,569,561)          (133,183)       (1,348,991)
                                                       -----------     ------------        -----------      ------------
Net decrease                                              (364,474)    $ (3,180,715)           (27,315)     $   (211,081)
                                                       ===========     ============        ===========      ============

CREDIT SUISSE INTERNATIONAL FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)


    A Special Meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on Friday May 1, 2002, at 2:00 P.M. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are not included in the total for each proposal.

    To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM U.K."):

                                                                                  % OF TOTAL                   % OF TOTAL
                                             SHARES                           SHARES OUTSTANDING              SHARES VOTED
                                            ---------                         ------------------              ------------
        For                                 2,421,423                               75.83%                       99.45%
        Against                                 4,828                                0.15%                        0.20%
        Abstain                                 8,664                                0.27%                        0.35%

    To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM Japan"):

                                                                                  % OF TOTAL                   % OF TOTAL
                                             SHARES                           SHARES OUTSTANDING              SHARES VOTED
                                            ---------                         ------------------              ------------
        For                                 2,412,511                               75.55%                       99.08%
        Against                                 6,583                                0.21%                        0.27%
        Abstain                                15,821                                0.50%                        0.65%#

P.O. BOX 9030, BOSTON, MA 02205-9030                         CREDIT | ASSET
800-927-2874 - www.CreditSuisseFunds.com                     SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIFA-3-0402